Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Current Liabilities
Schedule of other current liabilities

The following is a summary of other current liabilities as of December 31, 2020 and 2021 (in thousands):

	As of December 31,
	2020	2021
	RMB	RMB
Payable of deposits	17,394	28,234
Accrued VAT tax payable	32,688	52,675
Payable to the users	7,942	13,434
Payable of employee benefit	4,930	5,993
Consideration payable for acquisition	—	18,936
Others	1,982	8,175
Total	64,936	127,447